Bank Loans Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Bank Loans Payable

Bank loans payable are comprised of third party financing arrangements for vehicles and equipment coolers utilized for the transport and storage of the Company’s products. The original terms were five years, bearing interest rates that ranged from 9.3% to 18.6%. The following table sets forth the composition of the Company’s bank loans payable at June 30, 2011 and December 31, 2010:

	June 30, 2011	Dec. 31, 2010
	(unaudited)
Bank loans payable	$5,768	$14,161
Less: Current portion of bank loans payable	(5,303)	(10,984)
Long term portion of bank loans payable	$465	$3,177

Bank loan payable were comprised primarily of bank financing for vehicles and beverage coolers for the Company’s products. The range of interest rates on these loans was 9% to 26%.  The following table sets forth the current and long term portions of bank loans as of December 31, 2010 and 2009:

	2010	2009

Bank loans	$14,161	$39,472
Less: Current portion of bank loans	(10,984)	(14,920)
Total long term-bank loans	$3,177	$24,522